Goodwill and impairment review of goodwill - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 usd_per_bbl MMBoe	Dec. 31, 2017 MMBoe	Dec. 31, 2013
Upstream
Disclosure of detailed information about intangible assets [line items]
Price by which value assigned to key assumption must change in order for oil recoverable amount to be equal to carrying amount of goodwill (in dollars per bbl) | usd_per_bbl	14
Period used in testing for goodwill impairment	15 years
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years | MMBoe	829	889
Percent by which value assigned to key assumption must change in order for production volume's recoverable amount to be equal to carrying amount	13.00%
Percent by which portfolio recoverable amount exceeds its carrying amount	11.00%
Percent for not high risk countries by which portfolio recoverable amount exceeds its carrying amount	5.00%
Percent for high risk countries by which portfolio recoverable amount exceeds its carrying amount	3.00%
Downstream
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	10 years
Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.80%		3.00%
Downstream | Maximum
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	5 years